Cash and Cash Equivalents and Investment Securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 6,542	$ 3,319
Treasury Bills	1,050	6,800
Cash and bank accounts	4,505	5,132
Cash and cash equivalents	12,097	15,252
Bank overdrafts	(53)	(5)
Total	$ 12,043	$ 15,247	$ 7,169		$ 6,960

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.